17. LEASE LIABILITIES: Schedlule of Lease Liabilities (Details)	Dec. 31, 2020 CAD ($)
Details
Lease liability,Less than one year	$ 223,979
Lease liability,Two years and beyond	191,664
Lease liability,Total undiscounted lease obligations	415,643
Lease liability,Current portion	205,982
Lease liability,Non-current portion	186,487
Lease liability,Total Discounted lease obligations	$ 392,469